Financial investments (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investment [Line Items]
Financial investments	R$ 590,014	R$ 487,924
Financial assets, average return percentage.	100.00%
Financial Assets Interest Rate	14.90%	12.15%
Brazilian Treasury Bonds [Member]
Investment [Line Items]
Financial assets, average return percentage.	100.00%